Annual Total Returns [BarChart] - Western Asset SMASh Series C Fund - SMASh Series C Fund	Jun. 30, 2021
Bar Chart Table:
Annual Return 2011	6.46%
Annual Return 2012	10.78%
Annual Return 2013	1.68%
Annual Return 2014	6.24%
Annual Return 2015	2.88%
Annual Return 2016	6.66%
Annual Return 2017	7.20%
Annual Return 2018	(3.22%)
Annual Return 2019	15.10%
Annual Return 2020	2.93%